Provision for Site Reclamation and Closure - Summary of Detailed Information about Provision for Site Reclamation and Closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Beginning balance	$ 3,148	$ 3,981
Accretion of discounted cash flows	230	56
Change in estimated cash flows and assumptions	723	(889)
Ending balance	$ 4,101	$ 3,148